Acquisitions (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended				0 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2007	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009	Jan. 21, 2010 Primacy [Member]	Jun. 30, 2012 Real Estate Brokerage Operations [Member] NRT [Member] real_estate_brokerage_operations	Dec. 31, 2011 Real Estate Brokerage Operations [Member] NRT [Member] real_estate_brokerage_operations	Dec. 31, 2010 Real Estate Brokerage Operations [Member] NRT [Member] real_estate_brokerage_operations	Dec. 31, 2009 Real Estate Brokerage Operations [Member] NRT [Member] real_estate_brokerage_operations	Dec. 31, 2011 Pendings and Listings [Member]	Dec. 31, 2010 Pendings and Listings [Member] Real Estate Brokerage Operations [Member] NRT [Member]	Jan. 21, 2010 Customer relationships [Member] Primacy [Member]	Jan. 21, 2010 Other Intangible Assets [Member] Primacy [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life													5 months
Number of real estate brokerage operations									4	13	9	7
Consideration paid for acquisitions									$ 4	$ 4	$ 24	$ 4
Goodwill acquired			4	3	36	[1]	5		4	3	20	4
Business Acquisition, Cost of Acquired Entity, Liabilities Incurred								26
Business acquisition, liabilities not assumed								9
Goodwill, increase (decrease) during period	1,279	507						16
Intangible assets, increase (decrease) during period															62	5
Intangible assets, acquired														$ 2

[1]	The increase in goodwill relates to acquisitions of real estate brokerages and the acquisition of Primacy.